Inventories, Net	12 Months Ended
Jun. 30, 2026
Inventories, Net [Abstract]
Inventories, net

(6) Inventories, net

Inventories are stated at the lower of cost and net realizable value. Cost is determined using the weighted-average cost method and, in the case of work in progress and finished goods, comprises direct materials, direct labour and an appropriate proportion of overheads. Net realizable value is based on estimated selling prices less any estimated costs to be incurred to completion and disposal.

The components of inventories were as follows:

	As of June 30,
	2026	2025
	$	$
Raw materials	1,175,371	767,064
Work in progress	86,636	239,209
Finished goods	670,312	1,163,898
Goods in transit	708	-
Total inventories, gross	1,933,027	2,170,171
Inventories impairment	(350,405)	(631,355)
Total inventories, net	1,582,622	1,538,816

Inventories impairment consists of the following:

	For the years ended June 30,
	2026	2025	2024
	$	$	$
Beginning balance	(631,355)	(1,263,735)	(732,897)
Addition	(170,624)	(24,116)	(564,020)
Write-offs	477,209	669,919	27,596
Foreign currency exchange effect	(25,635)	(13,423)	5,586
Ending balance	(350,405)	(631,355)	(1,263,735)